Lease - Schedule of Changes in Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₩ 7,164	₩ 6,621
Depreciation	(4,740)	(4,553)
Reassessment	22	131
Acquisitions/Additions	5,815	4,781
Translation difference	76	184
Ending balance	8,337	7,164
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,250	4,720
Depreciation	(3,377)	(3,208)
Reassessment	22	7
Acquisitions/Additions	5,057	4,574
Translation difference	311	157
Ending balance	8,263	6,250
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	121	368
Depreciation	(121)	(247)
Reassessment	0	0
Acquisitions/Additions	0	0
Translation difference	0	0
Ending balance	0	121
Others
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	793	1,533
Depreciation	(1,242)	(1,098)
Reassessment	0	124
Acquisitions/Additions	758	207
Translation difference	(235)	27
Ending balance	₩ 74	₩ 793